Discontinued Operations (Narrative) (Details) - Discontinued Operations [Member] $ / shares in Units, € in Millions, $ in Millions			3 Months Ended				12 Months Ended
	Oct. 29, 2013 USD ($)	Oct. 29, 2013 EUR (€)	Aug. 03, 2014 USD ($) $ / shares	Apr. 27, 2014 USD ($) $ / shares	Jan. 26, 2014 USD ($) $ / shares	Oct. 27, 2013 USD ($) $ / shares	Aug. 03, 2014 USD ($) $ / shares	Jul. 28, 2013 USD ($) $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 548	€ 400					$ (14)
Gain on sale of business							141	$ 0
Gain on sale of business, net of tax			$ 0	$ 0	$ (90)	$ 18	$ 72
Gain on sale of business, per diluted share | $ / shares			$ 0.00	$ 0.00	$ (0.28)	$ 0.06	$ 0.23
Impairment of Long-Lived Assets to be Disposed of							$ 0	396
Impairment Of Goodwill And Indefinite Lived Intangible Assets, Net Of Tax								$ 263
Impairment Of Goodwill And Indefinite Lived Intangible Assets, Per Share Diluted | $ / shares								$ (0.83)
Discontinued Operation, Tax Effect of Discontinued Operation, Difference Between Book Value and Tax Basis Resulting From Reorganization								$ (18)
Deferred Other Tax (Expense) Benefit, Per Share Diluted | $ / shares								$ (0.06)